Related Parties (Details) ₪ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2016 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Apr. 11, 2018 USD ($)	Apr. 11, 2018 ILS (₪)	Mar. 01, 2018 USD ($)	May 30, 2016 USD ($)	May 30, 2016 ILS (₪)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 ILS (₪)
Related Parties (Textual)
Acquisition cost							$ 2,000
Compensation related expenses			$ 95	$ 156	$ 229	$ 322	$ 620		$ 681		$ 224
Repayment of debt											600
Temporary reduction salaries percentage							50.00%	50.00%
Line of credit													$ 1,500	₪ 5,500	$ 3,000
Employment agreements and compensation [Member]
Related Parties (Textual)
Gross salary							$ 31,200	₪ 120,000
Compensation related expenses							664	2,391	$ 928	₪ 3,562	125	₪ 487
Annual performance bonus							$ 93,600	₪ 360,000
Dividends [Member]
Related Parties (Textual)
Dividends paid		$ 2,833									11,000							$ 3,404	₪ 13,277	₪ 42,825	$ 6,251	₪ 23,560	$ 125	₪ 474	$ 300	₪ 1,140			₪ 10,760
Income tax rate dividend percent		15.00%					20.00%	20.00%
Controlling Shareholders [Member]
Related Parties (Textual)
Description of acquired entity							Anatoly Hurgin owns 100% of Alan Ltd. ("Alan") which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) ("AIL").	Anatoly Hurgin owns 100% of Alan Ltd. ("Alan") which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) ("AIL").
Ownership percentage							100.00%
Acquisition cost											$ 780												420
Loans aggregated amount																							555		205
Interest rate											3.30%									3.30%
Repayments of related party	$ 600
Line of credit													$ 3,100	₪ 11,000
Controlling Shareholders [Member] | Employment agreements and compensation [Member]
Related Parties (Textual)
Compensation related expenses							$ 2,600	₪ 10,000
Controlling Shareholders [Member] | Dividends [Member]
Related Parties (Textual)
Dividends paid											$ 1,163					$ 4,260	₪ 16,400			₪ 4,523			$ 817	₪ 2,350	$ 231	₪ 1,379	$ 197	₪ 894